Leases (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Schedule of future minimum payments under noncancelable operating leases
Future minimum payments, by year and in the aggregate, under noncancelable operating leases with any remaining terms consisted of the following as of December 31, 2016:

Year
2017	$156.4
2018	119.5
2019	90.1
2020	69.4
2021	56.2
Thereafter	100.7
Total minimum lease payments	$592.3